                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos       New York, New York    May 15, 1999
    _______________________  _____________________ ____________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     204

Form 13F Information Table Value Total:     $2,082,645
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon

                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                         March 31, 2000
 ITEM 1:               ITEM 2:      ITEM 3:       ITEM 4:       ITEM 5:         ITEM 6:        ITEM 7:              ITEM 8:
                                                  FAIR
                       TITLE                      MARKET
NAME OF ISSUER         OF CLASS     CUSIP         VALUE         SHARES     (A)    (B)    (C)   MANAGERS    (A)      (B)      (C)
-------------------    ---------    -----         -------       ------     ----   ----   ---   --------    ---      ---      ---
24-7 Media Inc.        Common Stock 90131410    5,306,600.00    135,200.00               x     1           x
3Com Corp.             Common Stock 88553510    7,695,406.25    138,500.00               x     1           x
Ace Ltd.               Common Stock G0070K10   25,162,500.00  1,100,000.00               x     1           x
Active Software Inc.   Common Stock 00504E10      445,375.00      7,000.00               x     1           x
Activision Inc.        Common Stock 00493020    5,548,750.00    460,000.00               x     1           x
Advanced Micro Devices Common Stock 00790310   11,412,500.00    200,000.00               x     1           x
Aetna Inc.             Common Stock 00811710    3,619,687.50     65,000.00               x     1           x
Affiliated Comp.
  Serv. Cl             Common Stock 00819010    7,999,000.00    210,500.00               x     1           x
AH Belo Corp.          Common Stock 08055510    3,798,437.50    212,500.00               x     1           x
Alcan Aluminum         Common Stock 01371610   33,875,000.00  1,000,000.00               x     1           x
Allmerica Financial    Common Stock 01975410    1,020,000.00     20,000.00               x     1           x
Aluminum Co.           Common Stock 01381710   21,075,000.00    300,000.00               x     1           x
Alyn Corp.             Common Stock 02261110    5,257,614.37  3,235,455.00               x     1           x
Alza Corp.             Common Stock 02261510    4,695,312.50    125,000.00               x     1           x
Amdocs Ltd.            Common Stock G0260210    7,368,750.00    100,000.00               x     1           x
America Online Inc.    Common Stock 02364J10   10,087,500.00    150,000.00               x     1           x
American Express       Common Stock 02581610   29,787,500.00    200,000.00               x     1           x
American General       Common Stock 02635110   11,225,000.00    200,000.00               x     1           x
Ampal Amer. Israel     Common Stock 03201510    1,925,000.00    100,000.00               x     1           x
Ann Taylor             Common Stock 03611510    6,785,000.00    295,000.00               x     1           x
AntiGenics Inc.        Common Stock 03703210      203,125.00     10,000.00               x     1           x
Apache Corp.           Common Stock 03741110    8,367,950.00    168,200.00               x     1           x
Aracruz Celulose ADR   Common Stock 03849620    7,366,893.75    347,700.00               x     1           x
Aradigm Corp.          Common Stock 03850510    3,099,937.50    148,500.00               x     1           x
ArrowPoint Comm. Inc.  Common Stock 04281010    2,072,656.25     17,500.00               x     1           x
Art Tech. Group Inc    Common Stock 04289L10   17,193,750.00    262,000.00               x     1           x
Artistdirect Inc.      Common Stock 04315D10       76,250.00     10,000.00               x     1           x
ARV Assisted Living    Common Stock 00204C10    1,109,318.75    771,700.00               x     1           x
AT & T Corp.           Common Stock 00195710   50,681,250.00    900,000.00               x     1           x
Atmel Corp.            Common Stock 04951310   10,325,000.00    200,000.00               x     1           x
Bally Total Fitness    Common Stock 05873K10   28,760,550.00  1,173,900.00               x     1           x
Bank One Corp.         Common Stock 06423A10   15,554,687.50    452,500.00               x     1           x
Be Free                Common Stock 07330810    3,375,000.00    150,000.00               x     1           x
Bed Bath & Beyond      Common Stock 07589610    5,906,250.00    150,000.00               x     1           x
Bestfoods              Common Stock 08658U10    9,362,500.00    200,000.00               x     1           x
Biogen Inc.            Common Stock 09059710   13,950,000.00    200,000.00               x     1           x
BJS Wholesale Club     Common Stock 05548J10    3,862,500.00    100,000.00               x     1           x
Brinker Int'l.         Common Stock 10964110    7,421,875.00    250,000.00               x     1           x
Bristol Myers Squibb   Common Stock 11012210   17,325,000.00    300,000.00               x     1           x


                                4




British Petroleum ADR  Common Stock 05562210   34,612,500.00    650,000.00               x     1           x
Broadbase Info Systems Common Stock 11130R10   11,887,500.00    150,000.00               x     1           x
Cablevision Systems    Common Stock 12686C10    6,075,000.00    100,000.00               x     1           x
Cardinal Health        Common Stock 14149Y10    5,505,000.00    120,000.00               x     1           x
Caterpillar            Common Stock 14912310    9,859,375.00    250,000.00               x     1           x
CEC Entertainment      Common Stock 12513710   14,115,850.00    520,400.00               x     1           x
Cell Therapeutics Inc. Common Stock 15093410    2,337,500.00    100,000.00               x     1           x
Century Aluminum       Common Stock 15643110    5,540,220.94    404,765.00               x     1           x
Chevron Corp.          Common Stock 16675110   13,865,625.00    150,000.00               x     1           x
China.com Corp         Common Stock G2108N10      807,500.00     10,000.00               x     1           x
Claires Stores Inc.    Common Stock 17958410      106,331.25      5,300.00               x     1           x
CMGI Inc.              Common Stock 12575010   22,650,000.00    200,000.00               x     1           x
CMS Energy Corp.       Common Stock 12589610   11,781,250.00    650,000.00               x     1           x
CNET Networks Inc.     Common Stock 12613R10    5,068,750.00    100,000.00               x     1           x
Coflexip ADR           Common Stock 19238410   13,687,500.00    250,000.00               x     1           x
Columbia HCA Hlthcare  Common Stock 19767710   12,656,250.00    500,000.00               x     1           x
Comfort System USA
  Inc.                 Common Stock 19990810    3,167,100.00    496,800.00               x     1           x
CommTouch Software
  Ltd.                 Common Stock M2559610    3,863,831.25     82,100.00               x     1           x
Concord EFS Inc.       Common Stock 20619710    8,006,250.00    350,000.00               x     1           x
Copper Mountain
  Networks             Common Stock 21751010    8,193,750.00    100,000.00               x     1           x
CV Therapeutics        Common Stock 12666710    3,764,062.50     75,000.00               x     1           x
DaimlerChrysler ADR    Common Stock D1668R12    6,543,750.00    100,000.00               x     1           x
Deere & Co.            Common Stock 24419910    2,850,000.00     75,000.00               x     1           x
Delano Tech. Corp.     Common Stock 24570110    4,648,462.50    210,100.00               x     1           x
Delta Airlines         Common Stock 24736110   26,625,000.00    500,000.00               x     1           x
Disney Co.             Common Stock 25468710   16,550,000.00    400,000.00               x     1           x
Dow Chemical           Common Stock 26054310   22,800,000.00    200,000.00               x     1           x
Duke Energy Corp.      Common Stock 26439910   15,750,000.00    300,000.00               x     1           x
E Trade Group          Common Stock 26924610    3,006,250.00    100,000.00               x     1           x
Elcor Corp.            Common Stock 28444310   10,608,750.00    307,500.00               x     1           x
Electrobras Centrais
  ADR                  Common Stock 15234Q207   3,130,410.50    350,000.00               x     1           x
Electrobras Centrais   Preferred
  'Pre                 Stock        15234Q10    1,458,453.00    150,000.00               x     1           x
Energy BioSystems      Common Stock 29265L70   12,225,000.00  2,000,000.00               x     1           x
Enersis SA ADR         Common Stock 29274F10    6,601,562.50    325,000.00               x     1           x
Engelhard Corp.        Common Stock 29284510    2,808,712.50    185,700.00               x     1           x
Enron Corp.            Common Stock 29356110   14,975,000.00    200,000.00               x     1           x
ENSCO Intl. Inc.       Common Stock 26874Q10   15,345,900.00    424,800.00               x     1           x
EOG Resources Inc.     Common Stock 26875P10   26,136,900.00  1,233,600.00               x     1           x
ESS Tech. Inc.         Common Stock 26915110    3,475,000.00    200,000.00               x     1           x
Extreme Networks       Common Stock 30226D10    8,506,687.50    106,500.00               x     1           x
Fairchild
  Semiconductor        Common Stock 30372610    9,125,000.00    250,000.00               x     1           x
Fannie Mae             Common Stock 31358610   11,287,500.00    200,000.00               x     1           x
Federal Express        Common Stock 31428X10    9,750,000.00    250,000.00               x     1           x
Flamel Tech. ADR       Common Stock 33848810    3,023,437.50    645,000.00               x     1           x
Flowers Industries     Common Stock 34349610    8,271,112.50    544,600.00               x     1           x


                                5




Ford Motor Co.         Common Stock 34537010   11,484,375.00    250,000.00               x     1           x
Fort James Corp.       Common Stock 34747110    4,400,000.00    200,000.00               x     1           x
FreeMarkets            Common Stock 35660210   30,062,500.00    250,000.00               x     1           x
FreeShop.com           Common Stock 35687310    7,182,000.00    378,000.00               x     1           x
Galileo Tech.          Common Stock M4729810    3,650,000.00    200,000.00               x     1           x
Genentech Inc          Common Stock 36871040   30,400,000.00    200,000.00               x     1           x
General Dynamics Corp. Common Stock 36955010   19,900,000.00    400,000.00               x     1           x
General Motors         Common Stock 37044210   24,843,750.00    300,000.00               x     1           x
Gentex Corp.           Common Stock 37190110    1,269,100.00     34,300.00               x     1           x
Georgia Gulf Corp.     Common Stock 37320020   11,999,000.00    461,500.00               x     1           x
Getty Images Inc.      Common Stock 37427610    3,593,750.00    100,000.00               x     1           x
Gillette Co.           Common Stock 37576610   18,843,750.00    500,000.00               x     1           x
Global Crossing        Common Stock G3921A10    6,140,625.00    150,000.00               x     1           x
Global Industries Ltd. Common Stock 37933610    4,543,987.50    310,700.00               x     1           x
Goldman Sachs          Common Stock 38141G10   52,562,500.00    500,000.00               x     1           x
GPU Inc.               Common Stock 36225X10    8,075,625.00    295,000.00               x     1           x
Grey Wolf Inc.         Common Stock 39788810    6,890,625.00  1,750,000.00               x     1           x
GWW April 55 Puts      Puts         38480295      361,250.00        850.00               x     1           x
Gymboree Corp.         Common Stock 40377710    4,548,781.25  1,119,700.00               x     1           x
Health Mgmt. Sys.      Common Stock 42219M10    2,165,625.00    450,000.00               x     1           x
HNC Software Inc.      Common Stock 40425P10    5,031,250.00     70,000.00               x     1           x
HomeStore.com Inc.     Common Stock 43785210      847,776.87     17,435.00               x     1           x
Howmet Int'l Inc.      Common Stock 44320810    1,615,000.00     80,000.00               x     1           x
ICG Comm.              Common Stock 44924610   12,595,712.50    351,100.00               x     1           x
Icici LTD ADR          Common Stock 44926P20    2,818,725.00    123,900.00               x     1           x
Impax Laboratories     Common Stock 45256B10    8,000,004.50  1,882,354.00               x     1           x
Infineon Tech. ADR     Common Stock 45662N10    4,887,500.00     85,000.00               x     1           x
Ingersoll Rand         Common Stock 45686610   11,248,350.00    254,200.00               x     1           x
inSilicon Corp.        Common Stock 45769H10    3,340,575.00    212,100.00               x     1           x
Intelect Comm          Common Stock 45814410    4,025,000.00    700,000.00               x     1           x
Intersil Holding Co.   Common Stock 46069S10   11,629,687.50    225,000.00               x     1           x
iVillage Inc.          Common Stock 46588H10       50,000.00      3,200.00               x     1           x
Kroger Co.             Common Stock 50104410    4,390,625.00    250,000.00               x     1           x
Laboratory Corp.
  of Amer.             Common Stock 50540R40    5,606,250.00  1,300,000.00               x     1           x
LaBranche & Co. Inc.   Common Stock 50544710    2,525,000.00    200,000.00               x     1           x
Laser Mortgage         Common Stock 51806D10    6,369,300.00  1,617,600.00               x     1           x
LifeF/X                Common Stock 53218N10   12,090,000.00  1,000,000.00               x     1           x
Lockheed Martin Co.    Common Stock 53983010   25,553,006.25  1,250,300.00               x     1           x
Lycos Inc.             Common Stock 55081810   14,037,500.00    200,000.00               x     1           x
Manor Care Inc.        Common Stock 56405510   11,475,000.00    850,000.00               x     1           x
Marsh & Mclennan Co.   Common Stock 57174810   13,789,062.50    125,000.00               x     1           x
Martin Marietta
  Materials            Common Stock 57328410    3,182,500.00     67,000.00               x     1           x
MBNA Corp              Common Stock 55262L10   21,636,750.00    848,500.00               x     1           x
Medtronic Inc.         Common Stock 58505510   10,287,500.00    200,000.00               x     1           x
Mercury Computer Sys.  Common Stock 58937810    6,720,312.50    137,500.00               x     1           x
Merrill Lynch          Common Stock 59018810   10,500,000.00    100,000.00               x     1           x
Methode Elec. Inc.     Common Stock 59152020   15,109,600.00    299,200.00               x     1           x
Minnesota Mining       Common Stock 60405910   26,568,750.00    300,000.00               x     1           x
Nabors Industries      Common Stock 62956810   19,406,250.00    500,000.00               x     1           x


                                6




Nat'l Semiconductor    Common Stock 63764010   26,068,750.00    430,000.00               x     1           x
NetAmerica.com         Common Stock 64108J105   3,399,999.86    166,667.00               x     1           x
Netegrity Inc.         Common Stock 64110P107   4,747,850.00     70,600.00               x     1           x
Netopia Inc.           Common Stock 64114K10    7,193,750.00    100,000.00               x     1           x
Netro Corp.            Common Stock 64114R10    8,187,500.00    125,000.00               x     1           x
Network Associates     Common Stock 64093810   14,886,718.75    462,500.00               x     1           x
News Corp. ADR         Common Stock 65248770    9,550,000.00    200,000.00               x     1           x
Niagara Mohawk
  Holdings             Common Stock 65352010   10,125,000.00    750,000.00               x     1           x
Nordstrom Inc.         Common Stock 65566410   11,224,750.00    380,500.00               x     1           x
Novellus Systems Inc.  Common Stock 67000810    2,245,000.00     40,000.00               x     1           x
Open Text Corp.        Common Stock 68371510    4,233,437.50    142,600.00               x     1           x
Organogenesis          Common Stock 68590610    1,809,375.00    150,000.00               x     1           x
Outback Steakhouse
  Inc.                 Common Stock 68989910    8,906,962.50    277,800.00               x     1           x
Packaging Corp.
  of Amer.             Common Stock 69515610   17,850,000.00  1,700,000.00               x     1           x
PartnerRe Ltd.         Common Stock G6852T10      368,125.00     10,000.00               x     1           x
P-Com Inc.             Common Stock 69326210    7,400,000.00    400,000.00               x     1           x
PE Corp-Celera
  Genomics             Common Stock 69332S20   18,312,500.00    200,000.00               x     1           x
Phelps Dodge Corp.     Common Stock 71726510   14,250,000.00    300,000.00               x     1           x
Phillip Morris         Common Stock 71815410   10,562,500.00    500,000.00               x     1           x
Phone.com Inc.         Common Stock 71920Q10   16,306,250.00    100,000.00               x     1           x
Premier Parks          Common Stock 74054020    6,300,000.00    300,000.00               x     1           x
Progressive Corp.      Common Stock 74331510   10,762,843.75    141,500.00               x     1           x
Psinet                 Common Stock 74437C10   17,062,500.00    500,000.00               x     1           x
Rare Medium Group      Common Stock 75382N10    6,600,000.00    150,000.00               x     1           x
Read Rite Corp.        Common Stock 75524610    4,945,312.50  1,055,000.00               x     1           x
Reliant Energy Incorp  Common Stock 75952J10    1,439,062.50     61,400.00               x     1           x
Ross Stores            Common Stock 77829610    7,218,750.00    300,000.00               x     1           x
Royal Dutch Petroleum
  ADR                  Common Stock 78025780   14,453,125.00    250,000.00               x     1           x
Santa Fe Inter. Corp.  Common Stock G7805C10   33,300,000.00    900,000.00               x     1           x
Sappi Ltd ADR          Common Stock 80306920      571,500.00     72,000.00               x     1           x
Satyam Infoway Ltd.    Common Stock 80409910    2,838,812.50     53,000.00               x     1           x
SBC Comm. Inc.         Common Stock 78387G10   21,000,000.00    500,000.00               x     1           x
Scient Corp.           Common Stock 80864H10    9,068,750.00    100,000.00               x     1           x
SciQuest.com           Common Stock 80908Q107  10,625,253.42    481,939.00               x     1           x
SeaChange Int'l Inc.   Common Stock 81169910    4,528,125.00     75,000.00               x     1           x
Seacor Smit Inc.       Common Stock 81190410   18,112,500.00    300,000.00               x     1           x
Sears Roebuck & Co.    Common Stock 81238710   12,350,000.00    400,000.00               x     1           x
Sensormatic
  Electronics          Common Stock 81726510    6,170,312.50    275,000.00               x     1           x
SFX Entertainment      Common Stock 78417810   10,619,412.50    260,200.00               x     1           x
Siderurgica Nacional
  ADR                  Common Stock 20440W10    6,224,150.00    177,200.00               x     1           x
Silicon Graphics       Common Stock 82705610   10,298,437.50    975,000.00               x     1           x
SK Telecom ADR         Common Stock 78440P10    9,750,000.00    250,000.00               x     1           x
Skywest Inc.           Common Stock 83087910    9,781,250.00    250,000.00               x     1           x
Smurfit Stone          Common Stock 83272710    9,815,636.94    579,521.00               x     1           x


                                7




Spectrian Corp         Common Stock 84760810    4,512,500.00    200,000.00               x     1           x
Splash Tech. Holdings  Common Stock 84862310    2,487,500.00    200,000.00               x     1           x
SPX Corp.              Common Stock 78463510   35,320,625.00    310,000.00               x     1           x
Starwood Hotels        Common Stock 85590A20   26,250,000.00  1,000,000.00               x     1           x
Stolt Comex Seaway     Common Stock L8873E10   10,489,500.00    756,000.00               x     1           x
Telecom Brasilerias    Common Stock 87928730   22,425,000.00    150,000.00               x     1           x
Telefonica ADR         Common Stock 87938220   33,468,750.00    450,000.00               x     1           x
Telesp Part.           Common Stock 87929A10   26,024,804.69    876,625.00               x     1           x
Telocity Inc           Common Stock 87971D10    3,117,625.00    254,500.00               x     1           x
Textron Inc.           Common Stock 88320310    6,282,300.00    103,200.00               x     1           x
Tidewater Inc.         Common Stock 88642310    7,043,287.50    221,400.00               x     1           x
TJX Co.                Common Stock 87254010   12,203,125.00    550,000.00               x     1           x
Tosco Corp.            Common Stock 89149030   18,262,500.00    600,000.00               x     1           x
Transocean Sedco Forex Common Stock G9007810    5,131,250.00    100,000.00               x     1           x
Tut Systems Inc.       Common Stock 90110310    7,812,350.00    131,300.00               x     1           x
Tyco Intl.             Common Stock 90212410   19,950,000.00    400,000.00               x     1           x
Ucar Intl. Inc.        Common Stock 90262K10    4,904,431.25    371,900.00               x     1           x
Unisys Corp.           Common Stock 90921410   32,507,400.00  1,274,800.00               x     1           x
UnitedGlobal Com       Class A      91324750   26,271,875.00    350,000.00               x     1           x
Unocal Corp. Delaware  Common Stock 91528910   10,412,500.00    350,000.00               x     1           x
US SEARCH.com Inc.     Common Stock 90340410    1,617,344.40    325,500.00               x     1           x
US West Inc.           Common Stock 91273H10   10,893,750.00    150,000.00               x     1           x
USA Networks Inc.      Common Stock 90298410    6,975,000.00    310,000.00               x     1           x
Valero Energy Corp.    Common Stock 91913Y10    9,187,500.00    300,000.00               x     1           x
Varco Int'l Inc.       Common Stock 92212610    8,837,500.00    700,000.00               x     1           x
VarsityBooks.com       Common Stock 92230010      375,000.00    100,000.00               x     1           x
Vastar Resources       Common Stock 92238010   18,280,875.00    246,000.00               x     1           x
Ventro Corp.           Common Stock 92281510   11,538,750.00    204,000.00               x     1           x
Verio Inc              Common Stock 92343310    5,069,531.24    112,500.00               x     1           x
Viant Inc.             Common Stock 92553N10    5,034,375.00    150,000.00               x     1           x
Vivus Inc.             Common Stock 92855110    4,533,375.00    549,500.00               x     1           x
Wavo Corp.             Common Stock 94402710    3,218,518.74    725,300.00               x     1           x
Weatherford Int'l      Common Stock 94707410    8,754,718.75    216,500.00               x     1           x
Wellman Inc.           Common Stock 94970210    2,983,762.50    150,600.00               x     1           x
Wendy's Int'l Inc.     Common Stock 95059010    9,084,375.00    450,000.00               x     1           x
Westell Tech. Inc.     Common Stock 95754110    7,115,625.00    225,000.00               x     1           x
White Electronic
  Designs              Common Stock 96380110    3,409,500.00    227,300.00               x     1           x
Williams Companies     Common Stock 96945710   13,181,250.00    300,000.00               x     1           x
Xerox Corp.            Common Stock 98412110   37,700,000.00  1,450,000.00               x     1           x
XL Capital Ltd.        Common Stock G9825510   29,681,000.00    536,000.00               x     1           x
Zi Corp                Common Stock 98891810    6,953,152.50    516,470.00               x     1           x

                                              2,342,179,122   81,194,581








48400002.AQ2